Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of July 2015

Collection Period Start	1-Jul-15	Distribution Date	17-Aug-15
Collection Period End	31-Jul-15	30/360 Days	30
Beg. of Interest Period	15-Jul-15	Actual/360 Days	33
End of Interest Period	17-Aug-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,285.72	877,405,026.59	861,406,849.43	0.9647755
Total Securities		892,857,285.72	877,405,026.59	861,406,849.43	0.9647755
Class A-1 Notes	0.400000%	91,000,000.00	75,547,740.87	59,549,563.71	0.6543908
Class A-2a Notes	0.990000%	135,000,000.00	135,000,000.00	135,000,000.00	1.0000000
Class A-2b Notes	0.537300%	197,000,000.00	197,000,000.00	197,000,000.00	1.0000000
Class A-3 Notes	1.400000%	252,000,000.00	252,000,000.00	252,000,000.00	1.0000000
Class A-4 Notes	1.580000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	142,857,285.72	142,857,285.72	142,857,285.72	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	15,998,177.16	27,700.84	175.8041446	0.3044048
Class A-2a Notes	0.00	111,375.00	0.0000000	0.8250000
Class A-2b Notes	0.00	97,027.43	0.0000000	0.4925250
Class A-3 Notes	0.00	294,000.00	0.0000000	1.1666667
Class A-4 Notes	0.00	98,750.00	0.0000000	1.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	15,998,177.16	628,853.27

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,758,377.63
Monthly Interest				3,622,183.33
Total Monthly Payments				15,380,560.96

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				352,644.38
Aggregate Sales Proceeds Advance				824,233.73
Total Advances				1,176,878.11

Vehicle Disposition Proceeds:
Reallocation Payments				624,192.33
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,080,424.45
Excess Wear and Tear and Excess Mileage				608.94
Remaining Payoffs				0.00
Net Insurance Proceeds				758,090.34
Residual Value Surplus				10,651.51
Total Collections				23,031,406.64

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	528,169.33			35
Involuntary Repossession	25,941.00			1
Voluntary Repossession	70,082.00			5
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		751,491.81		43
Customer Payoff			16,486.99	1
Grounding Dealer Payoff			3,552,467.48	162
Dealer Purchase			1,460,585.74	58
Total	624,192.33	751,491.81	5,029,540.21	305

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of July 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	44,477	1,046,744,125.46	7.00000%	877,405,026.59
Total Depreciation Received		(13,197,060.90)		(9,908,187.46)
Principal Amount of Gross Losses	(50)	(947,381.73)		(802,724.91)
Repurchase / Reallocation	-	-		-
Early Terminations	(11)	(252,090.42)		(209,027.83)
Scheduled Terminations	(268)	(5,893,990.71)		(5,078,236.96)
Pool Balance - End of Period	44,148	1,026,453,601.70		861,406,849.43

Remaining Pool Balance
Lease Payment				328,262,535.58
Residual Value				533,144,313.85
Total				861,406,849.43

III. DISTRIBUTIONS

Total Collections					23,031,406.64
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					23,031,406.64

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					367,376.51
3. Reimbursement of Sales Proceeds Advance					331,456.07
4. Servicing Fee:
Servicing Fee Due					731,170.86
Servicing Fee Paid					731,170.86
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,430,003.44

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					27,700.84

Class A-1 Notes Monthly Interest Paid					27,700.84
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					111,375.00

Class A-2 Notes Monthly Interest Paid					111,375.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					97,027.43

Class A-2 Notes Monthly Interest Paid					97,027.43
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					294,000.00

Class A-3 Notes Monthly Interest Paid					294,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of July 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	98,750.00

Class A-4 Notes Monthly Interest Paid	98,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	628,853.27
Total Note and Certificate Monthly Interest Paid	628,853.27
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	20,972,549.93

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	15,998,177.16

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	15,998,177.16
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,974,372.77

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of July 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,286.43
Required Reserve Account Amount		13,392,859.29
Beginning Reserve Account Balance		10,583,718.64
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		10,583,718.64
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,974,372.77
Gross Reserve Account Balance		15,558,091.41
Remaining Available Collections Released to Seller		2,165,232.12
Total Ending Reserve Account Balance		13,392,859.29

V. POOL STATISTICS

Weighted Average Remaining Maturity		23.09
Monthly Prepayment Speed		50%
Lifetime Prepayment Speed		49%

	$	units
Recoveries of Defaulted and Casualty Receivables	854,300.70
Securitization Value of Gross Losses and Casualty Receivables	802,724.91	50
Aggregate Defaulted and Casualty Gain (Loss)	51,575.79
Pool Balance at Beginning of Collection Period	877,405,026.59
Net Loss Ratio	0.0059%

Cumulative Net Losses for all Periods	-0.0070%	(62,502.41)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,137,356.01	157
61-90 Days Delinquent	412,918.39	21
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	3,550,274.40	178
60+ Days Delinquencies as Percentage of Receivables	0.05%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	528,169.33	35
Securitization Value	599,843.47
Aggregate Residual Gain (Loss)	(71,674.14)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	681,652.08	44
Cumulative Securitization Value	797,658.52
Cumulative Residual Gain (Loss)	(116,006.44)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		589,383.33
Reimbursement of Outstanding Advance		331,456.07
Additional Advances for current period		824,233.73
Ending Balance of Residual Advance		1,082,160.99

Beginning Balance of Payment Advance		949,038.02
Reimbursement of Outstanding Payment Advance		367,376.51
Additional Payment Advances for current period		352,644.38
Ending Balance of Payment Advance		934,305.89

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of July 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No